Breakdown of Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,219	€ 6,062
Current financial assets	2,444	3,835
Investments
Disclosure of financial assets [line items]
Non-current financial assets	497	479	€ 457
Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	981	890	252
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,163	1,254	1,633
Current financial assets	439	760
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,668	2,772
Current financial assets	712	995
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	1,019	752	551
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(128)	(112)	(122)
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	19	27	€ 15
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	6,219	6,062
Current financial assets	17,029	19,318
Total	23,248	25,380
Non-current financial assets, fair value	6,219	6,062
Current financial assets, fair value	17,029	19,318
Financial assets, fair value	23,248	25,380
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	464	380
Current financial assets	181	160
Total	645	540
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,067	3,148
Current financial assets	1,513	1,923
Total	4,580	5,071
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	11	0
Current financial assets	10	0
Total	21	0
Telefonica, S.A. | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	323	506
Current financial assets	405	218
Total	728	724
Telefonica, S.A. | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	1
Total	0	1
Telefonica, S.A. | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	350	269
Current financial assets	833	956
Total	1,183	1,225
Telefonica, S.A. | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	465	452
Current financial assets	0	0
Total	465	452
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,404	2,301
Current financial assets	466	908
Total	2,870	3,209
Telefonica, S.A. | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,677	2,534
Current financial assets	15,325	17,235
Total	18,002	19,769
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	497	479
Non-current financial assets, fair value	497	479
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	390	372
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	107	107
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	32	27
Telefonica, S.A. | Investments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	465	452
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	981	890
Non-current financial assets, fair value	981	890
Telefonica, S.A. | Credits and other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	74	8
Telefonica, S.A. | Credits and other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	11	0
Telefonica, S.A. | Credits and other financial assets | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	27	8
Telefonica, S.A. | Credits and other financial assets | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	58	0
Telefonica, S.A. | Credits and other financial assets | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	896	882
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,163	1,254
Non-current financial assets, fair value	1,163	1,254
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,163	1,254
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,668	2,772
Non-current financial assets, fair value	2,668	2,772
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	2,668	2,772
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	264	471
Telefonica, S.A. | Derivative instruments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,404	2,301
Telefonica, S.A. | Derivative instruments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	1,019	752
Current financial assets	10,231	9,434
Non-current financial assets, fair value	891	640
Current financial assets, fair value	7,340	6,903
Telefonica, S.A. | Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(128)	(112)
Current financial assets	(2,891)	(2,531)
Non-current financial assets, fair value	0	0
Current financial assets, fair value	0	0
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	292	269
Current financial assets	792	918
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data) | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	1
Telefonica, S.A. | Trade receivables | Held for trading | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Fair value option | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	292	269
Current financial assets	792	917
Telefonica, S.A. | Trade receivables | Debt instruments | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Equity instruments | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	727	483
Current financial assets	9,439	8,516
Telefonica, S.A. | Trade receivables | Amortized cost | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(128)	(112)
Current financial assets	(2,891)	(2,531)
Telefonica, S.A. | Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	19	27
Non-current financial assets, fair value	19	27
Telefonica, S.A. | Trade receivables for subleases | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	19	27
Telefonica, S.A. | Other financial assets
Disclosure of financial assets [line items]
Current financial assets	2,444	3,835
Current financial assets, fair value	2,444	3,835
Telefonica, S.A. | Other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	181	160
Telefonica, S.A. | Other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	721	1,005
Telefonica, S.A. | Other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	10	0
Telefonica, S.A. | Other financial assets | Held for trading
Disclosure of financial assets [line items]
Current financial assets	405	217
Telefonica, S.A. | Other financial assets | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	1
Telefonica, S.A. | Other financial assets | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	41	39
Telefonica, S.A. | Other financial assets | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Hedges
Disclosure of financial assets [line items]
Current financial assets	466	908
Telefonica, S.A. | Other financial assets | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	1,532	2,670
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	7,245	8,580
Current financial assets, fair value	7,245	8,580
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 7,245	€ 8,580